SHAREHOLDERS EQUIT (Details Narrative)			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021 shares	Sep. 11, 2020 USD ($) shares	Jan. 21, 2021 shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Apr. 07, 2020 shares
Common stock, shares sold		152,284
Subscribed capital | $					$ 1,531,722
Proceeds from related party | $					$ 617,580		$ 723,861
Average exchange rate | $ / shares					$ 6.7473		$ 6.9074
Subscribed capital, due amount | $					$ 127,592
Preferred shares authorized				5,000,000	5,000,000
Preferred stock, par value | $ / shares				$ 0.01	$ 0.01
Common stock issued, value | $		$ 750,000
Common Stock Class A [Member]
Number of shares selling				117,875,323	117,000,000
Common stock, outstanding				118,177,885	117,000,000
Common stock, authorized				1,000,000,000	1,000,000,000
Common stock, par value | $ / shares				$ 0.001	$ 0.001
Common Stock Class B [Member]
Number of shares selling				4,447	0		0
Common stock, outstanding				4,447	0		0
Common stock, authorized				3,750,000	3,750,000
Common stock, par value | $ / shares				$ 0.001	$ 0.001		$ 0
Zhenxigu Medical Research Center LP [Member]
Proceeds from related party | ¥						¥ 417,000		¥ 1,250,000
Borong Hongtai Asset Management [Member]
Proceeds from related party | ¥						700,000		500,000
Platinum Health Management (Tianjin) Center [Member]
Proceeds from related party | ¥						667,000
Mr. Jun Wang [Member]
Proceeds from related party | ¥						1,466,000		¥ 2,000,000
Mr. Yang Wang [Member]
Proceeds from related party						¥ 917,000	$ 1,250,000
Yubo Beijing [Member]
Subscribed capital | $				$ 1,547,988
Yubo Chengdu [Member]
Subscribed capital, due amount | $					$ 1,500,000
Subscribed capital | $				$ 1,500,000	$ 1,500,000
Subsription capital, due date					Jan. 01, 2040	Jan. 01, 2040
Liu Lina [Member] | Common Stock Class A [Member]
Shares cancelled, shares	116,697,438
Platinum International Biotech Co. [Member]
Common stock issued, value | $		$ 750,000
Number of shares selling				10,000,000	10,152,284				10,000,000
Ordinary shares acquired			10,152,284
Common stock, outstanding				10,152,284	10,152,284
Common stock, authorized				500,000,000	500,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Shares issued during the period, shares	117,000,000